Fair value measurements - Gains (Losses) Due to Changes in Fair Value for Financial Instruments Measured at Fair Value Using Fair Value Option (Parenthetical) (Detail) (JPY ¥)
In Billions, unless otherwise specified
12 Months Ended
Mar. 31, 2014
Fair value measurements
Gains in Revenue-Other, including in Other assets	¥ 5